Subsequent Events (As Restated) (Details) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 04, 2021	Aug. 11, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 22, 2021	Sep. 30, 2021	Dec. 31, 2020	Jan. 31, 2022	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021
Subsequent Events (As Restated) (Details) [Line Items]
Promissory notes description				the Company issued additional unsecured promissory notes in the aggregate principal amount of $76,704 to SolarMax (the “SolarMax Notes 5”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 5 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.
Aggregate principal amount			$ 243,482
Aggregate ordinary shares (in Shares)						6,616,116	5,908,876
Aggregate per share (in Dollars per share)						$ 0.05	$ 0.05
Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Issuance of extension warrants (in Shares)										1,414,480
Exercise price (in Dollars per share)										$ 11.5
Aggregate principal amount			$ 243,482	$ 76,704		$ 230,114		$ 127,836	$ 224,083
Unsecured promissory notes						224,083
Aggregate ordinary shares (in Shares)		200,000			571.56
Aggregate per share (in Dollars per share)					$ 11.43
Purchase of aggregate amount		$ 6,000,000
Merger Agreement [Member] | Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Subsequent event description	(i) the number of ordinary shares of the Company to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than the Redemption Price; (ii) SolarMax, which, as of October 4, 2021 had made Extension Loans totaling of $927,567.30, agreed, if the Extension Amendment is approved by SolarMax’ shareholders, to make up to additional six Extension Loans, and all of the Extension Loans will be paid at the Closing; (iii) the requirement that the Company satisfy its obligation to settle Chardan’s deferred underwriting compensation, which is $4,020,797, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that the notes outstanding at September 3, 2020 be settled through the delivery of Founder Shares was eliminated and these notes will be paid at the closing, (v) 800,000 Founder Shares will be canceled immediately prior to the closing, (vi) all outstanding Private Warrants, each exercisable for one-half of one ordinary shares of the Company (or Common Stock of the Company following Redomestication), including all rights to receive additional Private Warrants which may be issued upon conversion of any notes or other advances made to Purchaser, shall be cancelled, and the Company shall issue to the holder of the Private Warrants (including any right to receive additional Private Warrants) a total of 44,467 ordinary shares of the Company immediately prior to the closing, (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of the Company of $651,369.01 and agreed to make additional advances of up to $12,233.61. These loans will be paid at the closing; (viii) on October 4, 2021, the Company entered into securities purchase agreement with two investors who agreed to purchase convertible notes in the principal amount of $10 million. The notes are automatically converted at the closing into shares of common stock with a conversion price equal to ten times the average price of the Company’s rights for the 25 trading days ending on the 2nd trading day before the proxy statement is mailed to the Company’s shareholders, (ix) at the closing, the Company shall issue, under the incentive plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of common stock as the compensation shares for their service as independent directors of the Company until the closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain consulting agreement between the Company and Citiking, among which 50,000 shares shall vest immediately upon the Closing, 50,000 shares shall vest upon the first anniversary of the Closing, 50,000 shares shall vest on the second anniversary of the closing and remaining 50,000 shares shall vest on the third anniversary of the Closing, provided that Citiking remains as an advisor to the Company at each vesting date; and (x) the Company agreed that the Company would assume the Sponsor’s obligation to make a $50,000 payment to the Company’s former chief executive officer immediately prior to the closing.
Forfeiture Agreement [Member] | Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Aggregate ordinary shares (in Shares)		800,000
Issued amount		$ 50,000
Backstop Agreements [Member] | Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Purchase of aggregate amount	$ 18,000,000
Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Aggregate principal amount	10,000,000
Proceeds of convertible notes	$ 10,000,000
Sponsor [Member] | SolarMax [Member] | Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Aggregate principal amount						$ 522,903
Sponsor [Member] | Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events (As Restated) (Details) [Line Items]
Aggregate principal amount											$ 212,022